Statement of Balance Sheet (Unaudited) (Parenthetical) - $ / shares	Oct. 31, 2025	Sep. 30, 2025	Jan. 31, 2025
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	500,000,000		500,000,000
Common stock, shares issued	3,373,750		3,075,000
Common stock, shares outstanding	3,373,750		3,075,000
Greenland Exploration Limited
Common stock, par value		$ 0
Common stock, shares authorized		10,000,000
Common stock, shares issued		1,500,000
Common stock, shares outstanding		1,500,000